Expense Example - Institutional - Vanguard FTSE All-World ex-US Index Fund	Institutional Shares 1 Year	Institutional Shares 3 Years	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Plus Shares 1 Year	Institutional Plus Shares 3 Years	Institutional Plus Shares 5 Years	Institutional Plus Shares 10 Years
USD ($)	8	26	45	103	6	19	34	77